RBC BlueBay U.S. Government Money Market Fund Shareholder Fees - RBC BlueBay U.S. Government Money Market Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Institutional Class 1
Prospectus [Line Items]
Shareholder Fee, Other	0
Institutional Class 2
Prospectus [Line Items]
Shareholder Fee, Other	0
Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0